Basis of Preparation and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Significant Accounting Policies [Abstract]
Disclosure of Detailed Information About Property, Plant and Equipment	We recognize depreciation expense on a straight-line basis over the estimated useful life of the asset as follows:

Buildings	Up to 40 years
Building/leasehold improvements	Up to 40 years or if shorter, term of lease
Machinery and equipment	3 to 15 years
PP&E are comprised of the following:

	2021
	Cost	Accumulated Depreciation and Impairment	Net Book Value
Land	$35.2	$12.0	$23.2
Buildings including improvements	383.5	228.0	155.5
Machinery and equipment	739.7	579.7	160.0
	$1,158.4	$819.7	$338.7

	2022
	Cost	Accumulated Depreciation and Impairment	Net Book Value
Land	$34.2	$12.0	$22.2
Buildings including improvements	374.6	235.5	139.1
Machinery and equipment	808.2	598.0	210.2
	$1,217.0	$845.5	$371.5
The following table details the changes to the net book value of PP&E for the years indicated:

	Note	Land	Buildings including Improvements	Machinery and Equipment	Total
Balance — January 1, 2021		$24.2	$150.4	$157.9	$332.5
Additions		—	11.0	47.2	58.2
Acquisitions through business combinations	3	—	17.8	5.0	22.8
Depreciation		—	(22.0)	(46.8)	(68.8)
Write-down of assets and other disposals(i)		—	(0.8)	(3.1)	(3.9)
Foreign exchange and other		(1.0)	(0.9)	(0.2)	(2.1)
Balance — December 31, 2021		23.2	155.5	160.0	338.7
Additions		—	16.5	99.7	116.2
Depreciation		—	(22.1)	(47.1)	(69.2)
Write-down of assets and other disposals (i)(ii)		—	(10.1)	(2.0)	(12.1)
Foreign exchange and other		(1.0)	(0.7)	(0.4)	(2.1)
Balance — December 31, 2022		$22.2	$139.1	$210.2	$371.5
(i)    Includes write-downs of equipment related to disengaged programs in 2021 and 2022 (recorded in each case as restructuring charges), as described in note 15(a).
(ii) Includes the disposal of a building located in Asia ($8.1, attributable to our CCS segment).
Disclosure of Detailed Information About Intangible Assets	We amortize these assets on a straight-line basis over their estimated useful lives as follows:

Intellectual property	3 to 5 years
Other intangible assets	4 to 15 years
Computer software assets	1 to 10 years